DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)																																					3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 19, 2025 USD ($)	Nov. 18, 2025 USD ($)	Nov. 04, 2025 USD ($)	Oct. 23, 2025 USD ($) $ / shares shares	Oct. 10, 2025 USD ($) item $ / shares shares	Sep. 15, 2025 USD ($)	Sep. 05, 2025 USD ($) $ / shares shares	Aug. 13, 2025 USD ($)	Aug. 08, 2025 USD ($)	Jul. 23, 2025 USD ($) $ / shares shares	Jun. 13, 2025 USD ($)	May 13, 2025 USD ($)	Mar. 12, 2025 USD ($)	Feb. 12, 2025 USD ($)	Jan. 17, 2025 USD ($)	Dec. 13, 2024 USD ($)	Dec. 04, 2024 USD ($) $ / shares shares	Nov. 13, 2024 USD ($)	Oct. 12, 2024 USD ($)	Oct. 09, 2024 USD ($) item $ / shares shares	Mar. 29, 2024 USD ($) $ / shares	Jan. 19, 2024 USD ($) item	Dec. 12, 2023 USD ($) $ / shares shares	Dec. 11, 2023 item	Nov. 13, 2023 USD ($)	Oct. 13, 2023 USD ($)	Oct. 12, 2023 USD ($)	Sep. 12, 2023 USD ($)	Sep. 08, 2023 USD ($) $ / shares	Aug. 11, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 12, 2023 USD ($)	May 09, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Oct. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) item	Sep. 30, 2025 USD ($) D $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 26, 2025 $ / shares	Aug. 12, 2024 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares																																						$ 10.05		$ 10.05
Transaction costs																																						$ 30,639,304		$ 30,639,304
Underwriting fees																																						4,000,000		4,000,000
Deferred underwriting fee payable																																						12,100,000		12,100,000
Excess of fair value																																						13,853,689		13,853,689
Other offering costs																																						$ 685,615		$ 685,615
Obligation to redeem public shares if entity does not complete a business combination (as a percent)																																						100.00%		100.00%
Share price | $ / shares							$ 11.50			$ 11.50							$ 11.5																										$ 11.5
Redemption limit percentage without prior consent																																						15		15
Redemption period upon closure																																						10 days		10 days
Maximum allowed dissolution expenses																																						$ 100,000		$ 100,000
Maximum contribution to company or trust																				$ 50,000
Maximum payment per share | $ / shares																				$ 0.03
Number of monthly deposits | item																																					3
Condition for future business combination threshold net tangible assets																																						$ 5,000,001		$ 5,000,001
payment deposits into the Trust Account																																					$ 50,000
Number of times, right to extend the date for consummating business Combination | item																				12
Founder shares conversion ratio																																						1		1
Aggregate redemption amount																				$ 14,300,000																				$ (14,306,363)	$ (208,978,864)
Balance in trust account																																						$ 48,000,000		48,000,000
Advance from sponsor																																								1,966,873	1,889,768
Cash deposited in trust account																																						434,801	$ 450,000	594,934	1,330,000
Due from related party																																						$ 14,750		$ 13,877	$ 0
Maximum number of times that the period to consummate the business combination can be extended by the company. | item																				12				10
Minimum percentage of votes required to approval of extension amendment																							66.667%
Temporary Equity, Redemption Price Per Share | $ / shares																				$ 11.58
Initial public offering price per unit | $ / shares																																						$ 10		$ 10
Aggregate investment																	$ 4,997,200																										$ 2,585,200
Addition of common stock converted | shares							782,365			782,365							434,539
Percentage of common stock converted							94.00%			94.00%							94.00%
Number of shares held in escrow | shares							735,423			735,423							408,466
Stock redeemed or called during period, shares | shares																				1,235,698
AERKOMM Inc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price | $ / shares																	$ 11.5				$ 11.5
SAFE minimum investment amount																					$ 15,000,000
Aggregate investment							$ 8,997,200			$ 8,997,200							$ 4,997,200																										$ 2,600,000
Addition of common stock converted | shares																	434,539
Percentage of common stock converted																	94.00%
Number of shares held in escrow | shares																	408,466
Private Placement Warrants | AERKOMM Inc | Within 20 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Threshold number of business days from date of merger agreement for completion of SAFE investment																					20 days
Private Placement Warrants | AERKOMM Inc | Within 40 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction																					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment																					40 days
Private Placement Warrants | AERKOMM Inc | Within 60 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction																					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment																					60 days
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																																				23,000,000
Purchase price, per unit | $ / shares																																				$ 10
Proceeds from issuance initial public offering																																				$ 230,000,000
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Investment of cash into trust account																																				$ 231,150,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price | $ / shares																					$ 11.5
Private Placement | AERKOMM Inc | Within 20 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction																					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment																					20 days
Private Placement | AERKOMM Inc | Within 40 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction																					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment																					40 days
Private Placement | AERKOMM Inc | Within 60 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction																					$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment																					60 days
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares																																				7,150,000
Price of warrant | $ / shares																																				$ 1
Gross proceeds from issuance of warrants																																				$ 7,150,000
Proceeds from sale of private placement warrants																																				$ 7,150,000
Over Allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																																				3,000,000		3,000,000		3,000,000
Purchase price, per unit | $ / shares																																				$ 10
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust																				$ 50,000			$ 50,000
Maximum payment per share | $ / shares																				$ 0.03			$ 0.025
Maximum amount agreed to be deposited in trust account by sponsor if the extension proposal was approved																																						$ 160,000		$ 160,000
Share price per public share considered for amount agreed to be deposited in trust account by sponsor if the extension proposal was approved | $ / shares																																						$ 0.04		$ 0.04
Number of business days following the public announcement of the extension, during which the amount is agreed to be deposited by sponsor in trust account | D																																						1		1
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price | $ / shares				$ 11.5
Aggregate redemption amount					$ 11,200,000
Cash deposited in trust account	$ 28,042	$ 28,042	$ 28,042										$ 48,311	$ 48,311
Maximum number of times that the period to consummate the business combination can be extended by the company. | item					12
Temporary Equity, Redemption Price Per Share | $ / shares					$ 12.34																																					$ 0.011
Addition of common stock converted | shares				782,365
Percentage of common stock converted				94.00%
Number of shares held in escrow | shares				735,423
Stock redeemed or called during period, shares | shares					909,330
Subsequent event | AERKOMM Inc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate investment				$ 8,997,200
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares																																						$ 0.0001		$ 0.0001	$ 0.0001
Common shares, outstanding (in shares) | shares																																		8,665,842				4,002,121		4,002,121
Common shares, shares issued (in shares) | shares																																		8,665,842				4,002,121		4,002,121
Class A ordinary shares | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																																				23,000,000
Class A ordinary shares | Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrant | $ / shares																																				$ 11.5
Class A ordinary shares | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares																																						$ 11.5		$ 11.5
Class A ordinary shares subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares																							1,817,650															18,336,279		18,336,279
Exercised the right for redeem their shares for cash at redemption price per share | $ / shares																																						$ 10.31		$ 10.31
Aggregate redemption amount																							$ 19,990,000															$ 189,000,000		$ 189,000,000
Temporary Equity, Redemption Price Per Share | $ / shares																							$ 11															$ 12.32		$ 11.77	$ 11.05
Class A ordinary shares, non-redeemable
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares																							1,817,650
Aggregate redemption amount																							$ 19,990,000
Common shares, outstanding (in shares) | shares																																						4,002,121		4,002,121	4,002,121
Common shares, shares issued (in shares) | shares																																						4,002,121		4,002,121	4,002,121
Temporary Equity, Redemption Price Per Share | $ / shares																							$ 11
Class B ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares																																						$ 0.0001		$ 0.0001	$ 0.0001
Common shares, outstanding (in shares) | shares																																		1,747,879				1,747,879		1,747,879	1,747,879
Common shares, shares issued (in shares) | shares																																		1,747,879				1,747,879		1,747,879	1,747,879
Class B ordinary shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Founder shares conversion ratio																																		1
Class B to Class A conversion (in shares) | shares																																		4,002,121
Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party loans																																			$ 1,000,000
Advance from sponsor																																			$ 160,000
Amount requested to be drawn down																									$ 160,000		$ 160,000							$ 160,000
Cash deposited in trust account																									$ 160,000	$ 160,000		$ 160,000		$ 160,000	$ 160,000	$ 160,000	$ 160,000
Additional times of extension | item																						18
Amount deposited by sponsor into trust account																						$ 50,000
Written request to draw down amount under the Extension Promissory Note																						$ 50,000
Amended and Restated Extension Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account						$ 48,311		$ 48,311	$ 48,311		$ 48,311	$ 48,311	48,311	48,311	$ 48,311	$ 48,311		$ 48,311	$ 48,311				$ 50,000
Amended and Restated Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust																				$ 50,000
Maximum payment per share | $ / shares																				$ 0.03
Principal amount of promissory note																													$ 2,500,000
Minimum percentage of votes required to approval of extension amendment																				50000.00%
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants																													$ 1,500,000									$ 1,500,000
Exercise price of warrant | $ / shares																													$ 1									$ 1		$ 1
Amended and Restated Extension Promissory Note | Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants																																								$ 1,500,000
Amended and Restated Extension Promissory Note | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account													$ 48,311	$ 48,311	$ 48,311
Amended and Restated Extension Promissory Note | Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust					$ 40,000
Maximum payment per share | $ / shares					$ 0.04